SCHEDULE H, PART IV, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, PART IV, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR)	FOSSIL GROUP, INC. SAVINGS AND RETIREMENT PLAN
Plan Number: 002
Employer Number: 75-2018505

SCHEDULE H, PART IV, LINE 4i
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

(a)	(b) Identity of Issue	(c) Description of Investment	(d) Current Value
	Mutual Funds:
	Fidelity Contrafund	Mutual Fund	$7,691,118
	American US Govt Secs Fund	Mutual Fund	292,697
	DFA US Targeted Value Portfolio	Mutual Fund	4,344,573
	Dodge and Cox Income Fund	Mutual Fund	2,411,276
	BLCKRCK Hi Yield Bond	Mutual Fund	1,222,534
	Fidelity Small Cap Index	Mutual Fund	697,473
	JPMorgan Mid Cap Growth R6	Mutual Fund	3,946,277
	JPMorgan Large Cap Growth Fund	Mutual Fund	11,212,873
	MFS Mid Cap Value Fund	Mutual Fund	586,590
	Cohen & Steers Real Estate Securities Fund	Mutual Fund	313,662
	I Shares-MSCI EAFE Intl	Mutual Fund	1,681,854
	JH III Int'l Growth R6	Mutual Fund	4,679,073
	Vanguard Mid Cap Index	Mutual Fund	1,298,403
	Vanguard Equity Income	Mutual Fund	3,677,222
	Vanguard Explorer Fund	Mutual Fund	320,447
	American Balanced Fund	Mutual Fund	8,274,287
	T. Rowe Price Retire 2010	Mutual Fund	534,519
	T. Rowe Price Retire 2015	Mutual Fund	330
	T. Rowe Price Retire 2020	Mutual Fund	956,500
	T. Rowe Price Retire 2025	Mutual Fund	32,824
	T. Rowe Price Retire 2030	Mutual Fund	7,567,893
	T. Rowe Price Retire 2035	Mutual Fund	1,655,535
	T. Rowe Price Retire 2040	Mutual Fund	13,902,543
	T. Rowe Price Retire 2045	Mutual Fund	2,205,971
	T. Rowe Price Retire 2050	Mutual Fund	19,819,219
	T. Rowe Price Retire 2055	Mutual Fund	2,939,777
	T. Rowe Price Retire 2060	Mutual Fund	2,666,568
	T. Rowe Price Retire 2065	Mutual Fund	964,186
	T. Rowe Price Retire 2070	Mutual Fund	615
	Common Stock:
*	Fossil Group, Inc.	Common Stock	1,386,744
	Common Collective Trusts:
*	Allspring Enhanced Stock Market CIT N	Common Collective Trust Fund	7,897,383
*	Galliard Stable Return Fund PN	Common Collective Trust Fund	10,721,946
	Notes Receivable from Participants:
*	Plan Participants	Loans to participants with interest rates ranging from 4.25% to 9.5% and maturity dates ranging from 2026 to 2038	1,085,477

	Total Assets		$126,988,389

*	Party-in-interest